Loans and Allowance for Loan Losses - Summary of Balance and Activity Related to Allowance for Loan Losses for Held for Investment Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	$ 13,773	$ 14,162	$ 14,162	$ 10,023	$ 8,848
Additions (reductions) to the allowance charged to expense	184		(1,053)	4,974	1,386
Recoveries on loans charged-off			747		211
Allowance for loan losses before charged off			13,856	14,997	10,445
Less loans charged-off		24	(83)	(835)	(422)
Allowance for loan losses, Ending balance	13,957	14,186	13,773	14,162	10,023
Real Estate
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	9,309	8,111	8,111	5,788	5,696
Additions (reductions) to the allowance charged to expense	653	(1,169)
Recoveries on loans charged-off					200
Allowance for loan losses, Ending balance	9,962	6,942	9,309	8,111	5,788
Commercial
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	4,044	6,051	6,051	4,235	3,152
Additions (reductions) to the allowance charged to expense	(118)	1,169
Recoveries on loans charged-off			747		11
Less loans charged-off		24	(83)	(835)	(422)
Allowance for loan losses, Ending balance	3,926	$ 7,244	4,044	$ 6,051	$ 4,235
Unallocated
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	420
Additions (reductions) to the allowance charged to expense	(351)
Allowance for loan losses, Ending balance	$ 69		$ 420